COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments under all non-cancelable operating leases with an initial term in excess of one year
Amount
(in thousands)
2016	$1,663
2017	303
2018	—
2019	—
2020	—
Thereafter	—
Total	$1,966